Non-current assets held for sale (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current Assets Held For Sale
Balance at the beginning of the fiscal year	R$ 909,546	R$ 1,065,420	R$ 1,362,602
Loan enforcements - repossession of assets	591,126	201,391	235,904
Capital Increase in Entities Held for Sale	44,079	56,512	66,197
Disposals	(447,539)	(413,777)	(599,283)
Balance at the end of the fiscal year, gross	1,097,212	909,546	1,065,420
Provision for impairment losses (1)	R$ (183,140)	R$ (210,410)	R$ (249,075)
Provision as a percentage of enforced assets	16.69%	23.13%	23.38%
Balance at the end of the fiscal year	R$ 914,072	R$ 699,136	R$ 816,345